Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
July 31, 2022
SCF-S-NPRT3-0922
1.907962.112
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 1.0%
Aub Group Ltd.	610,000	8,366,669
Flight Centre Travel Group Ltd. (a)(b)	180,000	2,189,021
Imdex Ltd.	6,245,348	7,951,527
Steadfast Group Ltd.	4,597,408	17,235,872
TOTAL AUSTRALIA		35,743,089
Austria - 0.2%
Mayr-Melnhof Karton AG	24,700	3,933,114
Wienerberger AG	125,000	2,866,850
TOTAL AUSTRIA		6,799,964
Bailiwick of Jersey - 0.3%
Integrated Diagnostics Holdings PLC (c)	15,716,953	12,982,203
Belgium - 1.2%
Azelis Group NV	646,587	14,115,633
Econocom Group SA	600,000	2,035,924
Fagron NV	497,500	7,576,201
KBC Ancora	547,920	19,129,656
TOTAL BELGIUM		42,857,414
Bermuda - 0.2%
Kerry Properties Ltd.	600,000	1,443,076
Lancashire Holdings Ltd.	1,456,740	7,897,928
TOTAL BERMUDA		9,341,004
Brazil - 0.1%
LOG Commercial Properties e Participacoes SA	1,100,000	4,447,537
Canada - 3.6%
CAE, Inc. (a)	905,000	23,943,930
Cogeco Communications, Inc.	57,300	3,709,029
Computer Modelling Group Ltd.	200,000	777,791
ECN Capital Corp.	985,550	4,602,389
McCoy Global, Inc. (a)	1,107,650	1,012,026
MTY Food Group, Inc. (b)	96,600	4,356,448
North West Co., Inc.	70,000	1,884,815
Orla Mining Ltd. (a)	452,700	1,364,587
Osisko Gold Royalties Ltd.	827,300	8,663,538
Parkland Corp.	182,500	5,120,632
Pason Systems, Inc.	1,115,000	13,391,668
Real Matters, Inc. (a)	675,000	3,099,449
Richelieu Hardware Ltd.	1,206,905	36,521,470
Summit Industrial Income REIT	1,607,200	23,382,247
Total Energy Services, Inc.	330,800	1,991,697
TOTAL CANADA		133,821,716
Cayman Islands - 0.4%
Chlitina Holding Ltd.	1,900,000	11,695,765
Kindstar Globalgene Technology, Inc. (a)(c)	4,000,000	1,187,276
WH Group Ltd. (c)	2,500,000	1,891,744
TOTAL CAYMAN ISLANDS		14,774,785
Denmark - 1.4%
Cadeler A/S (a)	880,000	3,332,402
Netcompany Group A/S (a)(c)	168,351	9,384,165
SimCorp A/S	235,279	17,475,690
Spar Nord Bank A/S	1,813,897	20,720,005
TOTAL DENMARK		50,912,262
Finland - 0.6%
Huhtamaki Oyj	115,489	4,486,531
Musti Group OYJ	697,778	14,420,176
Nanoform Finland PLC (a)	425,000	1,520,299
Olvi Oyj (A Shares)	74,900	2,755,856
TOTAL FINLAND		23,182,862
France - 3.9%
Altarea SCA	21,100	3,122,649
Antin Infrastructure Partners SA	48,389	1,453,017
ARGAN SA	68,600	6,983,218
Elis SA	260,000	3,869,072
Exclusive Networks SA	240,000	3,905,049
Groupe Gorge SA (a)	114,000	2,237,063
Laurent-Perrier Group SA	149,831	15,252,223
Lectra	941,600	33,009,026
LISI	836,395	19,661,263
Maisons du Monde SA (c)	417,847	4,449,971
Somfy SA	23,000	2,900,782
Stef SA	51,700	4,929,971
Thermador Groupe SA	33,900	2,854,954
Vallourec SA (a)	230,000	2,117,054
Vetoquinol SA	264,341	33,122,808
Vicat SA	91,547	2,381,245
TOTAL FRANCE		142,249,365
Germany - 4.3%
CTS Eventim AG (a)	1,354,238	74,187,704
DIC Asset AG	393,800	4,467,565
Lanxess AG	65,000	2,380,303
Nexus AG	618,016	32,971,778
NORMA Group AG	98,000	1,824,932
Novem Group SA	250,000	2,069,651
Rheinmetall AG	62,300	11,388,044
Scout24 AG (c)	294,500	16,753,311
Shop Apotheke Europe NV (a)(c)	28,000	2,708,923
Talanx AG	85,000	3,090,986
Wacker Chemie AG	31,800	4,763,049
TOTAL GERMANY		156,606,246
Greece - 0.1%
Mytilineos SA	234,500	3,607,044
Hungary - 0.2%
Richter Gedeon PLC	352,100	7,185,705
India - 0.8%
Embassy Office Parks (REIT)	4,111,200	18,879,188
Indian Energy Exchange Ltd. (c)	5,435,208	10,991,139
TOTAL INDIA		29,870,327
Indonesia - 0.1%
PT Selamat Sempurna Tbk	29,000,000	2,544,056
Ireland - 1.0%
Adient PLC (a)	47,100	1,591,038
Bank of Ireland Group PLC	400,000	2,282,033
Cairn Homes PLC	10,342,034	11,549,183
Irish Residential Properties REIT PLC	11,669,000	16,148,212
Mincon Group PLC	3,865,000	4,029,228
TOTAL IRELAND		35,599,694
Israel - 1.5%
Ituran Location & Control Ltd.	919,635	23,358,729
Maytronics Ltd.	974,422	12,613,320
Strauss Group Ltd.	339,764	8,951,022
Tel Aviv Stock Exchange Ltd.	1,786,057	8,533,182
TOTAL ISRAEL		53,456,253
Italy - 2.1%
BFF Bank SpA (c)	525,000	3,678,230
Intercos SpA (a)	269,000	3,642,842
Interpump Group SpA	1,615,037	68,600,955
MARR SpA	131,400	1,813,015
TOTAL ITALY		77,735,042
Japan - 32.4%
Ai Holdings Corp.	649,692	8,224,511
Aoki Super Co. Ltd.	307,387	6,426,908
Arcland Sakamoto Co. Ltd.	193,700	2,251,457
Artnature, Inc.	1,119,300	6,463,051
ASKUL Corp.	355,000	4,683,266
Aucnet, Inc.	696,460	12,307,177
Azbil Corp.	3,194,825	96,174,354
Bank of Kyoto Ltd.	156,153	6,643,599
BayCurrent Consulting, Inc.	11,900	3,723,089
Broadleaf Co. Ltd. (d)	5,982,673	21,156,769
Central Automotive Products Ltd.	183,879	3,369,254
CKD Corp.	149,900	2,128,835
Curves Holdings Co. Ltd. (d)	4,778,859	26,009,439
Daiichikosho Co. Ltd.	949,914	26,944,423
Daikokutenbussan Co. Ltd.	182,500	7,492,961
Digital Hearts Holdings Co. Ltd. (d)	1,328,650	19,540,237
Dip Corp.	121,200	3,255,687
Dowa Holdings Co. Ltd.	115,000	4,170,671
Elecom Co. Ltd.	175,000	2,239,627
Food & Life Companies Ltd.	164,300	3,201,778
Fujitec Co. Ltd.	461,700	9,910,795
Funai Soken Holdings, Inc.	1,208,757	21,308,995
GMO Internet, Inc.	241,181	4,737,364
Goldcrest Co. Ltd. (d)	1,793,600	24,395,183
i-mobile Co. Ltd. (b)	207,000	2,057,590
Inaba Denki Sangyo Co. Ltd.	376,300	7,845,950
Iwatani Corp.	55,000	2,305,421
Iwatsuka Confectionary Co. Ltd.	105,800	3,226,840
JEOL Ltd.	1,063,700	48,361,353
JINS Holdings, Inc.	62,600	1,792,512
JTOWER, Inc. (a)	130,000	6,461,924
Kamigumi Co. Ltd.	370,800	7,540,001
Kobayashi Pharmaceutical Co. Ltd.	360,400	24,009,829
Koshidaka Holdings Co. Ltd.	3,555,459	19,987,482
Kusuri No Aoki Holdings Co. Ltd.	245,358	10,208,758
Kyoritsu Maintenance Co. Ltd.	98,400	3,790,090
Kyushu Railway Co.	110,000	2,306,231
Lasertec Corp.	399,560	57,205,045
Maruwa Ceramic Co. Ltd.	58,300	7,491,927
MCJ Co. Ltd.	520,000	3,688,764
Mebuki Financial Group, Inc.	1,350,000	2,723,680
Medikit Co. Ltd.	684,600	11,985,406
Meitec Corp.	201,000	3,789,160
Miroku Jyoho Service Co., Ltd.	791,391	8,955,771
Misumi Group, Inc.	1,456,300	36,230,287
Mitsuboshi Belting Ltd.	367,952	8,929,265
Monex Group, Inc.	380,000	1,340,782
Nabtesco Corp.	631,436	15,133,099
Nagaileben Co. Ltd.	1,513,000	23,056,518
Nihon Parkerizing Co. Ltd.	5,682,968	40,945,564
Nitto Kohki Co. Ltd.	260,000	3,114,791
NOF Corp.	194,800	7,707,655
NS Tool Co. Ltd. (d)	1,317,600	12,632,719
NSD Co. Ltd.	1,504,680	28,264,683
OBIC Co. Ltd.	475,900	76,081,973
Open House Group Co. Ltd.	75,700	3,302,431
OSG Corp.	2,235,875	30,686,545
PALTAC Corp.	122,000	3,824,521
Paramount Bed Holdings Co. Ltd.	666,612	12,357,504
Pole To Win Holdings, Inc.	878,677	6,806,933
ProNexus, Inc.	1,041,377	8,875,008
Qol Holdings Co. Ltd.	180,400	2,029,312
Relo Group, Inc.	273,600	4,543,126
Renesas Electronics Corp. (a)	281,200	2,678,387
Roland Corp.	125,000	4,050,997
San-Ai Obbli Co. Ltd.	1,956,110	15,744,712
Sekisui Jushi Corp.	116,700	1,525,128
SHO-BOND Holdings Co. Ltd.	1,322,800	58,526,621
Shoei Co. Ltd.	1,243,500	53,400,592
SK Kaken Co. Ltd.	93,904	23,499,997
Software Service, Inc.	185,500	9,435,931
Sumco Corp.	410,500	5,744,016
Techno Medica Co. Ltd.	283,000	3,361,313
The Monogatari Corp.	246,996	10,877,861
TIS, Inc.	866,736	24,575,538
Tocalo Co. Ltd.	1,394,349	13,407,787
Tsuruha Holdings, Inc.	114,635	6,531,156
Ushio, Inc.	364,100	5,034,105
USS Co. Ltd.	1,643,300	32,245,704
Welcia Holdings Co. Ltd.	529,070	11,816,727
YAKUODO Holdings Co. Ltd.	681,900	10,769,288
Yamato Holdings Co. Ltd.	215,000	3,762,285
Zuken, Inc.	96,000	2,450,604
TOTAL JAPAN		1,187,794,629
Korea (South) - 0.5%
BGF Retail Co. Ltd.	101,588	14,099,547
Hansol Chemical Co. Ltd.	18,660	3,147,753
Soulbrain Co. Ltd.	13,000	2,329,423
TOTAL KOREA (SOUTH)		19,576,723
Luxembourg - 0.8%
B&M European Value Retail SA	1,345,331	6,951,494
Stabilus Se	386,000	21,658,670
TOTAL LUXEMBOURG		28,610,164
Mexico - 0.1%
Bolsa Mexicana de Valores S.A.B. de CV	1,173,400	2,183,846
Netherlands - 4.7%
Aalberts Industries NV	2,234,935	95,251,779
AerCap Holdings NV (a)	336,000	15,072,960
Arcadis NV	107,100	3,936,238
IMCD NV	292,900	46,640,046
RHI Magnesita NV	119,000	3,263,558
Van Lanschot Kempen NV (Bearer)	305,761	6,984,443
TOTAL NETHERLANDS		171,149,024
New Zealand - 0.1%
EBOS Group Ltd.	120,000	2,981,811
Norway - 2.3%
Atea ASA	172,647	2,104,253
Europris ASA (c)	1,254,800	7,400,192
Kongsberg Gruppen ASA	1,230,108	45,181,978
Medistim ASA	396,445	12,100,369
Selvaag Bolig ASA	840,200	3,555,491
TGS ASA	400,000	5,922,339
Volue A/S (a)	3,234,402	8,165,400
TOTAL NORWAY		84,430,022
Singapore - 0.2%
Boustead Singapore Ltd.	8,000,000	5,330,350
Keppel DC (REIT)	1,600,000	2,398,977
TOTAL SINGAPORE		7,729,327
South Africa - 0.5%
Clicks Group Ltd.	1,131,031	19,041,744
Spain - 1.0%
Applus Services SA	425,000	3,086,208
Cie Automotive SA	200,000	5,228,808
Compania de Distribucion Integral Logista Holdings SA	488,400	10,053,268
Fluidra SA (b)	1,065,920	19,794,826
TOTAL SPAIN		38,163,110
Sweden - 9.3%
Addlife AB	2,059,001	35,234,523
AddTech AB (B Shares)	6,728,865	114,551,347
Arjo AB	370,000	2,028,006
Betsson AB (B Shares) (a)	550,000	3,796,668
BHG Group AB (a)	896,000	3,048,915
Dometic Group AB (c)	487,400	3,285,401
Hemnet Group AB	1,593,300	24,082,470
HEXPOL AB (B Shares)	570,700	5,924,785
Instalco AB (b)	551,500	2,715,115
INVISIO AB	1,207,161	19,695,272
John Mattson Fastighetsforetag (a)	1,157,560	11,914,819
K2A Knaust & Andersson Fastigheter AB	5,700	9,255
Lagercrantz Group AB (B Shares)	9,873,723	107,363,208
MIPS AB (b)	36,600	1,944,854
Stillfront Group AB (a)	1,300,000	3,379,780
Teqnion AB	50,000	720,316
TOTAL SWEDEN		339,694,734
Switzerland - 1.3%
Dufry AG (a)	91,480	3,444,388
Kardex AG	14,990	2,992,173
PolyPeptide Group AG (c)	41,950	1,983,243
Tecan Group AG	101,855	35,997,292
VZ Holding AG	41,172	3,356,566
TOTAL SWITZERLAND		47,773,662
Taiwan - 0.5%
Addcn Technology Co. Ltd.	1,948,764	12,922,556
eMemory Technology, Inc.	63,000	2,496,324
International Games Systems Co. Ltd.	248,000	2,929,888
TOTAL TAIWAN		18,348,768
United Kingdom - 15.4%
Abcam PLC (a)	253,600	3,790,028
Alliance Pharma PLC	26,930,070	31,909,962
Avon Protection PLC	1,348,939	17,445,877
Beazley PLC	750,000	4,950,357
Bodycote PLC	4,816,461	35,163,590
Clarkson PLC	1,010,501	42,270,702
Close Brothers Group PLC	1,429	19,317
Computacenter PLC	69,400	2,194,018
Dechra Pharmaceuticals PLC	1,989,976	89,277,790
Discoverie Group PLC	380,100	3,504,045
Domino's Pizza UK & IRL PLC	736,300	2,560,878
DP Poland PLC (a)(d)	34,327,430	2,696,354
Energean PLC (a)	230,000	3,215,479
FDM Group Holdings PLC	187,700	2,107,517
Grainger Trust PLC	2,378,839	8,580,766
H&T Group PLC	600,000	2,893,493
Harbour Energy PLC	1,215,800	5,421,962
Helios Towers PLC (a)	5,212,116	9,159,175
Hill & Smith Holdings PLC	225,514	3,614,143
Howden Joinery Group PLC	3,587,682	29,552,451
Hyve Group PLC (a)	1,017,107	867,043
J.D. Wetherspoon PLC (a)	333,500	2,260,149
Jet2 PLC (a)	295,000	3,292,895
John Wood Group PLC (a)	1,450,000	2,771,439
Londonmetric Properity PLC	858,646	2,618,330
LSL Property Services PLC	694,900	2,724,922
Mears Group PLC	1,300,000	3,055,460
Mitie Group PLC	2,400,000	2,288,490
On The Beach Group PLC (a)(c)	1,651,900	2,232,969
Petershill Partners PLC (c)	1,000,000	2,849,652
Pets At Home Group PLC	2,449,100	9,782,646
Rightmove PLC	6,136,380	47,972,866
S4 Capital PLC (a)	1,998,700	3,079,031
Sabre Insurance Group PLC (c)	2,650,000	3,530,524
Softcat PLC	222,845	3,785,760
Spectris PLC	2,754,928	104,305,436
Spirax-Sarco Engineering PLC	387,497	56,320,531
Tate & Lyle PLC	832,610	8,140,010
Ten Entertainment Group PLC (a)	887,600	2,464,496
TOTAL UNITED KINGDOM		564,670,553
United States of America - 4.4%
Autoliv, Inc.	384,700	33,084,200
Concentrix Corp.	24,800	3,317,248
Morningstar, Inc.	206,100	52,627,635
NOV, Inc.	790,000	14,701,900
PriceSmart, Inc.	329,788	21,891,327
Ramaco Resources, Inc.	180,000	2,113,200
ResMed, Inc.	143,400	34,490,568
TOTAL UNITED STATES OF AMERICA		162,226,078
TOTAL COMMON STOCKS (Cost $2,811,499,418)		3,538,090,763

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	120,928,035	120,952,221
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	12,588,438	12,589,697
TOTAL MONEY MARKET FUNDS (Cost $133,540,957)		133,541,918

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,945,040,375)	3,671,632,681
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,656,273)
NET ASSETS - 100.0%	3,665,976,408

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,308,943 or 2.3% of net assets.

(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	144,309,124	739,604,752	762,961,655	558,558	-	-	120,952,221	0.2%
Fidelity Securities Lending Cash Central Fund 2.01%	15,744,442	152,779,661	155,934,406	73,488	-	-	12,589,697	0.0%
Total	160,053,566	892,384,413	918,896,061	632,046	-	-	133,541,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Avon Protection PLC	48,128,171	2,156,319	8,358,044	412,483	(12,812,778)	(11,667,792)	-
Broadleaf Co. Ltd.	28,718,099	-	-	207,804	-	(7,561,330)	21,156,769
Curves Holdings Co. Ltd.	33,855,013	2,439,836	-	123,073	-	(10,285,410)	26,009,439
DP Poland PLC	3,295,626	242,907	-	-	-	(842,179)	2,696,354
Digital Hearts Holdings Co. Ltd.	13,608,617	7,154,682	-	73,490	-	(1,223,062)	19,540,237
Goldcrest Co. Ltd.	21,877,398	3,651,179	156,394	576,325	(108,768)	(868,232)	24,395,183
Ituran Location & Control Ltd.	28,945,489	-	4,815,397	321,185	1,206,039	(1,977,401)	-
NS Tool Co. Ltd.	17,657,258	-	-	121,675	-	(5,024,539)	12,632,719
Shoei Co. Ltd.	67,483,152	1,356,435	11,727,709	196,839	7,767,547	(11,478,833)	-
Total	263,568,823	17,001,358	25,057,544	2,032,874	(3,947,960)	(50,928,778)	106,430,701

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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